Property, plant and equipment - Disclosure of changes in right-of-use assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets at beginning of period	€ 2,326	€ 1,684
FCA-PSA merger		1,902
Depreciation		529
Additions	378	283
Divestitures	(212)	(202)
Change in the scope of consolidation	(10)	(897)
Translation differences	80	127
Other	(46)	(42)
Depreciation	(555)	(529)	€ (189)
Right-of-use assets at end of period	1,961	2,326	1,684
Land
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets at beginning of period	22	4
FCA-PSA merger		20
Depreciation		1
Additions	0	0
Divestitures	(2)	(2)
Change in the scope of consolidation	4	0
Translation differences	1	1
Other	1	0
Depreciation	(3)
Right-of-use assets at end of period	23	22	4
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets at beginning of period	1,734	1,357
FCA-PSA merger		1,395
Depreciation		285
Additions	124	133
Divestitures	(196)	(178)
Change in the scope of consolidation	(11)	(745)
Translation differences	59	98
Other	(40)	(41)
Depreciation	(269)
Right-of-use assets at end of period	1,401	1,734	1,357
Plant, machinery and equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets at beginning of period	349	216
FCA-PSA merger		300
Depreciation		125
Additions	46	33
Divestitures	(7)	(18)
Change in the scope of consolidation	(3)	(73)
Translation differences	11	17
Other	(5)	(1)
Depreciation	(126)
Right-of-use assets at end of period	265	349	216
Other assets
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets at beginning of period	221	107
FCA-PSA merger		187
Depreciation		118
Additions	208	117
Divestitures	(7)	(4)
Change in the scope of consolidation	0	(79)
Translation differences	9	11
Other	(2)	0
Depreciation	(157)
Right-of-use assets at end of period	€ 272	€ 221	€ 107